Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of operating segments gross margins
	Wholesale			Retail			Subcontracting			Consolidated
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
By business	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Sales to external customers	13,584,754	15,034,800	32,127,083	2,375,773	6,983,592	5,529,985	2,574,588	1,744,144	3,543,137	18,535,115	23,762,536	41,200,205
Segment revenue	13,584,754	15,034,800	32,127,083	2,375,773	6,983,592	5,529,985	2,574,588	1,744,144	3,543,137	18,535,115	23,762,536	41,200,205
Segment gross margins/(loss)	2,245,944	2,277,858	6,504,893	(5,402,994)	(14,291,680)	(5,668,061)	840,914	502,007	1,321,441	(2,316,137)	(11,511,815)	2,158,273
Reconciling items										(21,074,580)	(7,901,842)	(17,787,093)
Profit/(loss) before tax										(23,390,717)	(19,413,657)	(15,628,820)
Income tax income/(expense)										5,422,119	4,598,061	3,726,133
Profit/(loss) for the year										(17,968,598)	(14,815,596)	(11,902,687)

Schedule of assets and liabilities
	As of December 31, 2018
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	27,287,590	6,394,814	17,462	33,699,866
Non-current assets	7,864,391	19,601,749	-	27,466,140
Total assets	35,151,981	25,996,563	17,462	61,166,006

Current liabilities	3,417,655	1,590,564	1,856,467	6,864,685
Total liabilities	3,417,655	1,590,564	1,856,467	6,864,685

	As of December 31, 2017
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	34,036,883	6,284,118	22,384	40,343,385
Non-current assets	8,987,857	31,978,462	-	40,966,319
Total assets	43,024,740	38,262,580	22,384	81,309,704

Current liabilities	3,722,277	1,995,164	1,565,068	7,282,509
Total liabilities	3,722,277	1,995,164	1,565,068	7,282,509

Schedule of major distributors revenue
	Year ended December 31,
	2018	2017	2016
Distributor A	1,331,194	1,454,862	3,782,718
Other distributors	12,253,560	13,579,938	28,344,365
	13,584,754	15,034,800	32,127,083

Schedule of major suppliers purchases
	Year ended December 31,
	2018	2017	2016
Supplier A	3,031,310	2,403,309	6,655,740
Supplier B	2,879,110	-	5,424,342
Supplier C	-	1,530,429	4,083,924
Supplier D	-	-	3,023,297
Supplier E	-	1,714,468	-
Supplier F	-	1,684,743	-
Supplier G	1,684,910	-	-
Other suppliers	2,901,982	5,065,563	6,436,809
	10,497,312	12,398,512	25,624,112